E*TRADE E-COMMERCE INDEX FUND
SEMI-ANNUAL REPORT

For the six months ended June 30, 2001, the Goldman Sachs E-Commerce (GSEC(TM)) Index* (the "Index") declined 20.23%. For the same period, the E*TRADE E-Commerce Index Fund (the "Fund") declined 20.52%.

The first six months of 2001 proved quite challenging for most investors, as the economy continued to slow and stock markets moved lower on poor corporate earnings. Indeed, the period ended June 30, 2001 began with strong evidence that the U.S. economy was weakening: factory output fell 1.1% in December 2000, the biggest drop since the 1991 recession. By May 2001, technology spending had fallen for the sixth straight month, and unemployment rates rose, putting further pressure on stock prices. The technology and e-commerce-heavy Nasdaq reflected these conditions, experiencing the worst three months in its history during the first quarter of 2001.

Moving to counteract this poor economic performance, the Federal Reserve Board (the "Fed") cut interest rates from 6.5% to 5.5% by January 4, 2001. This cut marked the first reduction in rates since November 1998, and was met initially with positive market reactions. Throughout the period ended June 30, 2001 the Fed continued to reduce interests rates, and by June 30, 2001 rates stood at 3.75%, the lowest level in seven years. Despite these reductions, many investors remained cautious as economic conditions appeared to remain weak.

The performance of top holdings in the Index reflects the volatility among e-commerce stocks that characterized the period. Some key companies managed strong returns during the quarter, despite the difficult conditions. Stock of Microsoft, the largest holding in the Index (8.52% of the Index as of June 30, 2001), rose 68.30% over the period ended June 30, 2001. Microsoft's 2001 product line rollout was considered a success, and many investors were encouraged by a positive ruling in the company's antitrust case. AOL Time Warner (8.27% of the Index as of June 30, 2001) also had a sound quarter, with its stock gaining 52.3% on strong revenues over the period ended June 30, 2001. IBM (7.26% of the Index as of June 30, 2001) enjoyed growth in its technology services division, as well as improving profit margins, and its stock rose 33.25% during the period ended June 30, 2001.

However, other top holdings moved sharply lower during the quarter. Oracle (7.08% of the Index as of June 30, 2001) stock fell 34.62% over the period, as it experienced reduced revenues. Cisco (5.83% of the Index as of June 30, 2001) stock lost 52.42% over the period, as it too had slow sales and announced significant job cuts early in 2001. Database firm EMC (4.98% of the Index as of June 30, 2001) saw its stock decline by 54.99%. Sun Microsystems was also negatively affected by the slowdown in e-commerce infrastructure spending, and its stock lost 43.61%.

You should remember that past performance is no guarantee of future returns and the Fund may not be able to duplicate its performance.

*"GSEC(TM)" is a trademark of Goldman, Sachs & Co. and has been licensed for use by E*TRADE Asset Management, Inc. for use in connection with the Fund. The Fund is not sponsored, endorsed, sold, or promoted by Goldman, Sachs & Co. or any of its affiliates and neither Goldman, Sachs & Co. nor any of its affiliates makes any representation regarding the advisability of investing in the Fund.

E*TRADE E-COMMERCE INDEX FUND
Schedule of Investments
June 30, 2001 (Unaudited)
--------------------------------------------------------------------------------


                                                                                            NUMBER
                                                                                           OF SHARES                     VALUE
                                                                                          ------------              -----------
COMMON STOCK (100.3% OF NET ASSETS)
-------------------------------------------------------------
ADVERTISING                                                          (0.4%)
         Doubleclick, Inc.                                                                    8,073                     112,700 *+
                                                                                                                    -----------
BUSINESS SERVICES                                                    (0.4%)
         Freemarkets, Inc.                                                                    2,479                      49,580 *+
         Internet Capital Group, Inc.                                                        17,889                      35,778 *+
         Newpower Holdings, Inc.                                                              3,673                      33,057 *
                                                                                                                    -----------
                                                                                                                        118,415
                                                                                                                    -----------
COMMERCIAL SERVICES                                                  (0.7%)
         Priceline.com, Inc.                                                                 12,595                     113,985 *+
         Ticketmaster - Class A                                                               5,856                      86,669 *
                                                                                                                    -----------
                                                                                                                        200,654
                                                                                                                    -----------
COMPUTER INTEGRATED SYSTEMS DESIGN                                   (7.6%)
         Bea Systems, Inc.                                                                   24,758                     760,318 *
         Broadvision, Inc.                                                                   17,289                      86,445 *+
         Brocade Communications Systems, Inc.                                                14,208                     625,010 *+
         Inktomi Corp.                                                                        8,083                      77,516 *+
         Network Appliance, Inc.                                                             20,499                     280,836 *
         Redback Networks, Inc.                                                               9,776                      87,202 *
         Tibco Software, Inc.                                                                12,354                     157,761 *
                                                                                                                    -----------
                                                                                                                      2,075,088
                                                                                                                    -----------
COMPUTER PERIPHERAL EQUIPMENT                                        (8.9%)
         Cisco Systems, Inc.                                                                 99,109                   1,803,784 *
         Juniper Networks, Inc.                                                              20,162                     627,038 *
                                                                                                                    -----------
                                                                                                                      2,430,822
                                                                                                                    -----------
COMPUTER PROGRAMMING SERVICES                                        (0.1%)
         Entrust Technologies, Inc.                                                           3,986                      28,261 *
                                                                                                                    -----------
COMPUTER RELATED SERVICES                                            (0.5%)
         Internet Security Systems, Inc.                                                      2,698                     131,015 *+
                                                                                                                    -----------
COMPUTER STORAGE DEVICES                                             (5.6%)
         EMC Corp.                                                                           52,672                   1,530,122 *
                                                                                                                    -----------
COMPUTERS, PERIPHERAL & SOFTWARE                                     (1.0%)
         Manugistics Group, Inc.                                                              4,246                     106,575 *+
         McDATA Corp., Class A                                                                5,123                      89,909 *
         webMethods, Inc.                                                                     3,084                      65,319 *+
                                                                                                                    -----------
                                                                                                                        261,803
                                                                                                                    -----------
DATA PROCESSING & PREPARATION                                        (8.1%)
         First Data Corp.                                                                    22,342                   1,435,473
         Verisign, Inc.                                                                      12,628                     757,806 *+
                                                                                                                    -----------
                                                                                                                      2,193,279
                                                                                                                    -----------
ELECTRONIC COMPUTERS                                                (20.1%)
         Compaq Computer Corp.                                                               92,310                   1,429,882 +
         Dell Computer Corp.                                                                 64,954                   1,698,547 *
         Gateway, Inc.                                                                       20,282                     333,639 *+
         International Business Machines Corp.                                                6,109                     690,317
         Sun Microsystems, Inc.                                                              83,045                   1,305,467 *
                                                                                                                    -----------
                                                                                                                      5,457,852
                                                                                                                    -----------
ELECTRONIC PARTS & EQUIPMENT                                         (0.7%)
         Checkfree Holdings Corp.                                                             5,484                     192,324 *+
                                                                                                                    -----------
HEALTH & PERSONAL CARE                                               (0.9%)
         Sapient Corp.                                                                        7,764                      75,699 *+


         WebMD Corp.                                                                         22,560                     157,920 *
                                                                                                                    -----------
                                                                                                                        233,619
                                                                                                                    -----------
INFORMATION RETRIEVAL SERVICES                                      (12.8%)
         Amazon.com, Inc.                                                                    22,580                     319,507 *+
         AOL Time Warner, Inc.                                                               14,851                     787,103 +
         Commerce One, Inc.                                                                  12,441                      72,655 *
         Ebay, Inc.                                                                          16,980                   1,162,960 *
         Sabre Holdings Corp.                                                                 8,338                     416,900 *
         Yahoo!, Inc.                                                                        35,638                     712,404 *+
                                                                                                                    -----------
                                                                                                                      3,471,529
                                                                                                                    -----------
PREPACKAGED SOFTWARE                                                (26.0%)
         Ariba, Inc.                                                                         16,066                      88,363 *+
         Check Point Software Technologies Ltd.                                              14,321                     724,213 *
         E.Piphany, Inc.                                                                      4,463                      45,344 *+
         Intuit, Inc.                                                                        13,109                     524,229 *
         I2 Technologies, Inc.                                                               25,834                     511,513 *+
         Mercury Interactive Corp.                                                            5,203                     311,660 *
         Microsoft Corp.                                                                     31,757                   2,318,261 *+
         Networks Associates, Inc.                                                            8,538                     106,298 *
         Novell, Inc.                                                                        19,856                     112,981 *
         Oracle Systems Corp.                                                               115,188                   2,188,572 *
         Vignette Corp.                                                                      15,500                     137,485 *
                                                                                                                    -----------
                                                                                                                      7,068,919
                                                                                                                    -----------
SECURITY BROKERS & DEALERS                                           (5.7%)
         Ameritrade Holding Corp., Class A                                                   10,895                      86,724 *+
         E*TRADE Group, Inc.                                                                 20,181                     130,167 *+
         Knight Trading Group, Inc.                                                           7,818                      83,574 *
         Schwab, Charles Corp.                                                               80,929                   1,238,214
                                                                                                                    -----------
                                                                                                                      1,538,679
                                                                                                                    -----------
TELEPHONE COMMUNICATIONS                                             (0.3%)
         Exodus Communications, Inc.                                                         34,781                      71,649 *
                                                                                                                    -----------
TRAVEL SEVICES                                                       (0.5%)
         Expedia, Inc. - Class A                                                              3,077                     143,387 *+
                                                                                                                    -----------
TOTAL COMMON STOCK (Cost:  $54,184,457)                                                                              27,260,117
                                                                                                                    -----------

                                                                                      FACE AMOUNT                     VALUE
                                                                                      -----------                  -----------
SHORT-TERM INVESTMENTS                                              (17.4%)
-------------------------------------------------------------
         Dreyfus Money Market Fund                                                        1,289,421                   1,289,421 ++
         Fleet National Bank Bank Note
           4.21%, 10/31/01                                                                  861,870                     861,870 ++
         Investors Bank & Trust Tri-Party Repurchase Agreement,
         dated 06/29/01, due 07/02/01, with a maturity value of
         $16,090 and an effective yield of 4.96%.                                            16,085                      16,085

         Merrimac Money Market Fund                                                       1,289,421                   1,289,421 ++
         Toronto Dominion Eurodollar
           4.06%, 07/02/01                                                                1,289,421                   1,289,421 ++
                                                                                                                    -----------
TOTAL SHORT-TERM INVESTMENTS (Cost:  $4,746,218)                                                                      4,746,218
                                                                                                                    -----------


TOTAL INVESTMENTS (Cost: $58,930,675)                              (117.7%)                                          32,006,335
LIABILITIES IN EXCESS OF OTHER ASSETS                              (-17.7%)                                          (4,819,212)
                                                                                                                    -----------
NET ASSETS                                                         (100.0%)                                         $27,187,123
                                                                                                                    ==========

*  Non-income producing security.
+  Denotes all or part of security on loan. See Note 3.
++ Represents investment of collateral received from securities lending transactions. See Note 3.

   The accompanying notes are an integral part of these financial statements.

E*TRADE E-COMMERCE INDEX FUND
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2001 (Unaudited)
--------------------------------------------------------------------------------

ASSETS
Investments at-value (cost:  $58,930,675) (Note 1)+                     $ 32,006,335
Dividends receivable                                                           2,422
Interest receivable                                                            1,680
Receivable for investment securities sold                                  2,749,280
                                                                        ------------
       TOTAL ASSETS                                                       34,759,717
                                                                        ------------
LIABILITIES
Investment securities purchased                                            2,822,759
Accrued administration fee (Note 2)                                           14,517
Collateral for securities loaned (Note 3)                                  4,730,133
Accrued advisory fee (Note 2)                                                  5,185
                                                                        ------------
       TOTAL LIABILITIES                                                   7,572,594
                                                                        ------------
TOTAL NET ASSETS                                                        $ 27,187,123
                                                                        ============
NET ASSETS CONSIST OF:
Paid-in capital                                                           62,883,439
Distributions in excess of net investment income                            (779,968)
Net realized loss on investments                                          (7,992,008)
Net unrealized depreciation of investments                               (26,924,340)
                                                                        ============
TOTAL NET ASSETS                                                        $ 27,187,123
                                                                        ============
SHARES OUTSTANDING (UNLIMITED AUTHORIZED, PAR VALUE $.01)                  4,650,471
                                                                        ============
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE          $       5.85
                                                                        ============

--------------------------------------------------------------------------------

+ Includes securities on loan with market value of $4,509,950. See Note 3.

   The accompanying notes are an integral part of these financial statements.

E*TRADE E-COMMERCE INDEX FUND
STATEMENT OF OPERATIONS
Six months ended June 30, 2001 (Unaudited)

--------------------------------------------------------------------------------

NET INVESTMENT INCOME:
       Dividends                                                                $    13,888
       Interest*                                                                      4,124
                                                                                -----------
                TOTAL INVESTMENT INCOME                                              18,012
                                                                                -----------
EXPENSES (NOTE 2):
       Advisory fee                                                                  38,150
       Administration fee                                                           106,821
                                                                                -----------
       TOTAL EXPENSES                                                               144,971
                                                                                -----------
NET INVESTMENT LOSS                                                                (126,959)
                                                                                -----------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS
       Net realized loss on sale of investments                                  (9,108,448)
       Net change in unrealized appreciation/(depreciation) of investments        1,836,317
                                                                                -----------
                NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS                  (7,272,131)
                                                                                -----------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                            $(7,399,090)
                                                                                ===========

--------------------------------------------------------------------------------

* Interest income includes securities lending income of:                        $     1,774

   The accompanying notes are an integral part of these financial statements.

E*TRADE E-COMMERCE INDEX FUND
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                    For the Six Months Ended
                                                                                        June 30, 2001         For the Year Ended
                                                                                         (Unaudited)          December 31, 2000
                                                                                    ------------------------  -----------------
DECREASE IN NET ASSETS
OPERATIONS:
Net investment loss                                                                      $  (126,959)           $   (653,009)
Net realized (loss)/gain on sale of investments                                           (9,108,448)              9,041,071
Net change in unrealized appreciation/(depreciation) of investments                        1,836,317             (41,248,575)
                                                                                         -----------            ------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                                      (7,399,090)            (32,860,513)
                                                                                         -----------            ------------
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net realized gain on sale of investments                                       --              (7,924,631)
                                                                                         -----------            ------------
TRANSACTIONS IN SHARES OF COMMON STOCK:
Net proceeds from sale of shares                                                           2,334,505              65,102,914
Value of shares issued in reinvestment of dividends and distributions                             --               7,557,282
Cost of shares redeemed                                                                   (4,734,154)            (58,035,063)
                                                                                         -----------            ------------
NET (DECREASE) /INCREASE IN NET ASSETS FROM TRANSACTIONS IN SHARES OF COMMON STOCK        (2,399,649)             14,625,133
                                                                                         -----------            ------------
REDEMPTION FEES                                                                                6,229                 287,401
                                                                                         -----------            ------------
NET DECREASE IN NET ASSETS                                                                (9,792,510)            (25,872,610)
NET ASSETS:
Beginning of period                                                                       36,979,633              62,852,243
                                                                                         -----------            ------------
END OF PERIOD                                                                            $27,187,123            $ 36,979,633
                                                                                         ===========            ============
SHARE TRANSACTIONS:
Number of shares sold                                                                        365,746               4,182,179
Number of shares reinvested                                                                       --                 943,547
Number of shares redeemed                                                                   (741,394)             (4,170,757)
                                                                                         -----------            ------------
NET (DECREASE)/INCREASE IN SHARES OUTSTANDING                                               (375,648)                954,969
                                                                                         ===========            ============

   The accompanying notes are an integral part of these financial statements.

E*TRADE E-COMMERCE INDEX FUND
FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

                                                                                                                Period from
                                                                           Six                                October 22, 1999
                                                                      Months Ended                             (commencement
                                                                     June 30, 2001         Year Ended      of operations) through
FOR A SHARE OUTSTANDING FOR THE PERIOD                                (Unaudited)      December 31, 2000    December 31, 1999
                                                                     -------------     -----------------   ----------------------

NET ASSET VALUE, BEGINNING OF PERIOD                                    $  7.36             $ 15.44              $ 10.00
                                                                        -------             -------              -------
(LOSS) INCOME FROM INVESTMENT OPERATIONS:
       Net investment loss                                                (0.04)              (0.13)               (0.01)
       Net realized and unrealized (loss) gain on investments             (1.47)              (6.18)                5.44
                                                                        -------             -------              -------
       TOTAL (LOSS) INCOME FROM INVESTMENT OPERATIONS                     (1.51)              (6.31)                5.43
                                                                        -------             -------              -------
DISTRIBUTIONS TO SHAREHOLDERS:
       Distributions from net realized gains                                 --               (1.82)                  --
                                                                        -------             -------              -------
REDEMPTION FEES ADDED TO PAID-IN CAPITAL                                     -- 5              0.05                 0.01
                                                                        -------             -------              -------
NET ASSET VALUE, END OF PERIOD                                          $  5.85             $  7.36              $ 15.44
                                                                        =======             =======              =======

TOTAL RETURN                                                             (20.52)%3           (41.52)%              54.40%1
RATIOS/SUPPLEMENTAL DATA:
       Net assets, end of period (000s omitted)                         $27,187             $36,980              $62,852
       Ratio of expenses to average net assets                             0.95%2              0.95%4               0.95%2 4
       Ratio of net investment loss to average net assets                 (0.82)%2            (0.84)%              (0.52)%2
       Portfolio turnover rate                                            43.29%3             76.90%                  -- 1

--------------

1 For the period October 22, 1999 (commencement of operations) to December 31,
  1999 and not indicative of a full year's operating results.
2 Annualized.
3 Not annualized.

4 The Investment Advisor voluntarily agreed to pay the non-affiliated Trustee expenses for the Fund for the period October 22, 1999 (commencement of operations) through May 9, 2000. Even if such action had not been taken, total annualized operating expenses as a percentage of average net assets would have remained unchanged at 0.95% for the period from October 22, 1999 (commencement of operations) through December 31, 1999 and for the year ended December 31, 2000.
5 Rounds to less than $0.01.

   The accompanying notes are an integral part of these financial statements.

E*TRADE E-COMMERCE INDEX FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited)
June 30, 2001

1. SIGNIFICANT ACCOUNTING POLICIES

E*TRADE E-Commerce Index Fund (the "Fund") is a non-diversified series of E*TRADE Funds (the "Trust"), an open-end series management investment company registered under the Investment Company Act of 1940, as amended. The Trust is organized as a Delaware business trust and was formed on November 4, 1998. As of June 30, 2001 the Trust consisted of ten series: the E*TRADE Bond Index Fund, E*TRADE E-Commerce Index Fund, the E*TRADE Extended Market Index Fund, the E*TRADE Financial Sector Index Fund, the E*TRADE Global Titans Index Fund, the E*TRADE International Index Fund, the E*TRADE Premier Money Market Fund, the E*TRADE Russell 2000 Index Fund, the E*TRADE S&P 500 Index Fund, and the E*TRADE Technology Index Fund. These financial statements pertain to the E*TRADE E-Commerce Index Fund.

The Fund's investment objective is to provide investment results that match, before fees and expenses, the total return of the stocks comprising the Goldman Sachs E-Commerce (GSEC(TM)) Index*. The Fund seeks to achieve its objective by investing substantially all of its assets in the same stocks and in substantially the same percentages as the stocks that comprise the GSEC(TM) Index.

* "GSEC(TM)" is a trademark of Goldman, Sachs & Co. and has been licensed for use by E*TRADE Asset Management, Inc., the Investment Advisor, for use in connection with the Fund. The Fund is not sponsored, endorsed, sold, or promoted by Goldman, Sachs & Co. or any of its affiliates, and neither Goldman, Sachs & Co. nor its affiliates make any representation regarding the advisability of investing in the Fund.

The following is a summary of significant accounting policies which are followed by the Fund in the preparation of its financial statements and which are in conformity with accounting principles generally accepted in the United States of America for investment companies. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

PRINCIPLES OF ACCOUNTING

The Fund used the accrual method of accounting for financial reporting purposes.

INVESTMENT POLICY AND SECURITY VALUATION

Investments are valued at the last reported sale price on the primary securities exchange or national securities market on which such securities are traded. Securities not listed on an exchange or national securities market, or securities in which there was no last reported sales price, are valued at the most recent bid prices. Debt securities are generally traded in the over-the-counter market and are valued at a price deemed best to reflect fair value as quoted by dealers who make markets in those securities or by an independent pricing source. Short-term debt securities are valued at amortized cost which approximates market value. Restricted securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith in accordance with procedures established by and under the supervision and responsibility of the Fund's Board of Trustees.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on the date the securities are purchased or sold (trade date). Revenue is recognized as follows: dividend income is recognized on the ex-dividend date and interest income is recognized on a daily accrual basis. Realized gains and losses are reported on the basis of identified cost of securities delivered.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders from net investment income are declared and distributed quarterly. Distributions to shareholders from any net realized capital gains are declared and distributed annually, generally in December. Such distributions to shareholders are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for foreign currency transactions, market discount, losses deferred to wash sales, excise tax regulations and employing equalization in determining amounts to be distributed to Fund shareholders. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital and may impact net investment income per share. Undistributed net investment income may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

FEDERAL INCOME TAXES

The Fund is treated as a separate entity from each other series of the Trust for federal income tax purposes. The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. If so qualified, the Fund must distribute annually all of its investment company taxable income and any net capital gains (taking into account capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the period ended June 30, 2001.

REDEMPTION FEES

Shares redeemed after September 30, 2000 and held in the Fund for less than four months are subject to a redemption fee of 1.00%, calculated as a percentage of redemption proceeds. Prior to October 1, 2000, the fee was charged on redemptions transacted within six months from the date of purchase. The fee, which is retained by the Fund, is accounted for as an addition to paid-in capital.

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

E*TRADE Asset Management, Inc. (the "Investment Advisor"), a wholly owned subsidiary of E*TRADE Group, Inc. ("E*TRADE Group"), serves as the investment advisor for the Fund pursuant to an investment advisory agreement ("Advisory Agreement"). For its services as investment advisor, the Investment Advisor is paid by the Fund a fee at an annual rate of 0.25% average daily net assets.

Barclays Global Fund Advisors, Inc. ("BGFA") serves as the Fund's investment sub-advisor. BGFA is a California Corporation indirectly owned by Barclays Bank PLC. For its services, BGFA is paid by the Investment Advisor a fee calculated at an annual rate equal to 0.20% of the Fund's average daily net assets on amounts up to $200 million, 0.15% of average daily net assets on amounts between $200 million and $500 million, and 0.12% of average daily net assets above $500 million. BGFA is entitled to receive a minimum fee of $40,000.

The Investment Advisor also provides administrative services to the Fund, pursuant to an administrative services agreement ("Administrative Agreement"). Services provided by the Investment Advisor acting as administrator include, but are not limited to: coordinating the services performed by the transfer and dividend disbursing agent, custodian, sub-administrator, shareholder servicing agent, independent auditors and legal counsel; preparing and supervising the preparation of periodic reports to the Fund's shareholders; generally supervising regulatory compliance matters; providing, at its own expense, the services of its personnel to serve as officers of the Trust; monitoring and reviewing the Fund's contracted services and expenditures; and report to the Board of Trustees concerning its activities pursuant to the Administration Agreement. The Fund pays the Investment Advisor a monthly fee calculated at an annual rate of 0.70% of the average daily net assets for its services as administrator of the Fund.

PFPC Inc. ("PFPC") serves as the Fund's transfer agent and dividend disbursing agent. Prior to March 1, 2001, PFPC also served as the Fund's sub-administrator and custodian. Investors Bank & Trust Company serves as the sub-administrator, accounting services agent and custodian for the Fund.

E*TRADE Securities, Inc., a wholly owned subsidiary of E*TRADE Group, serves as the shareholder servicing agent (the "Shareholder Servicing Agent") for the Fund. The Shareholder Servicing Agent provides personal services to the Fund's shareholders and maintains the Fund's shareholder accounts. E*TRADE Securities, Inc. also serves as the principal underwriter of the Fund. Such services were provided at no cost to the Fund for the fiscal year ended June 30, 2001.

3. PORTFOLIO SECURITIES LOANED

The Fund may participate in securities lending, in which securities are lent to certain securities dealers in exchange for cash collateral equal to 102% of the initial market value of the domestic securities lent and 105% of the initial market value of the non-U.S. securities lent. The amount of collateral is adjusted daily for changes in the market value of securities lent but at no subsequent period would the cash collateral equal less than 100% of the market value of securities lent. The Fund retains a beneficial interest in the collateral held. The Investment Advisor monitors the creditworthiness of all parties to which securities are lent. The Fund charges the corresponding party interest on the market value of securities lent.

The value of the securities on loan as of June 30, 2001 was $4,509,950 and the value of the related collateral was $4,730,133.

4. FUTURES CONTRACTS

The Fund may purchase or sell futures contracts to gain exposure to market changes as this may be more efficient or cost effective than actually buying the securities only if there is an active market for such contracts. A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date and is exchange traded. Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash, U.S. Government securities or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission, the Fund is required to segregate cash, U.S. Government obligations or other liquid securities in connection with futures transactions in an amount generally equal to the entire futures contract amount. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contracts may not correlate with changes in the value of the underlying securities.

The Fund did not enter into any futures contracts during the period ended June 30, 2001.

5. REPURCHASE AGREEMENTS

The Fund may invest in repurchase agreements. Repurchase agreements are transactions involving purchases of securities under agreements to resell such securities at a specified price and time are treated as collateralized financing transactions and are recorded at their contracted resale amounts. These repurchase agreements, if any, are detailed in the Fund's Schedule of Investments. The Fund's cash investments must be fully collateralized based on values that are marked to market daily. The Fund's custodian has custody of, and holds in a segregated account, securities acquired as collateral by the Fund under a repurchase agreement. The Fund's Investment Advisor monitors, on an ongoing basis, the value of the collateral to assure that it always equals or exceeds the repurchase price.

The repurchase agreement entered into on June 30, 2001 by the Fund was fully collateralized by U. S. Government obligations with a rate of 6.75%, a maturity date of 05/15/05 and an aggregate market value of $21,468.

6. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, exclusive of short-term securities, aggregated $13,408,363 and $15,963,225, respectively, for the period ended June 30, 2001.

7. UNREALIZED APPRECIATION/DEPRECIATION - TAX BASIS

As of June 30, 2001, net unrealized depreciation on investments for federal income tax purposes was comprised of the following:

     -----------------------------------------------------------------------
                  UNREALIZED             UNREALIZED          NET UNREALIZED
                APPRECIATION           DEPRECIATION            DEPRECIATION
     -----------------------------------------------------------------------
                    $545,132          $(27,469,472)           $(26,924,340)
     -----------------------------------------------------------------------

As of June 30, 2001, the cost basis of the investments for federal income tax purposes was $58,930,675.